Parent Company Statements (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses:
Other expenses									$ 930,899	$ 838,792	$ 755,942
Income before income taxes									7,861,318	7,874,219	4,932,326
Benefit for income taxes									2,095,000	1,953,000	914,200
Equity in undistributed net income:
Net Income attributable to Oneida Financial Corp.	1,795,000	65,000	1,899,000	2,002,000	1,664,000	956,000	1,696,000	1,413,000	5,760,418	5,729,281	3,760,688
Oneida Financial Corp.
Revenue:
Dividends from subsidiary									5,000,000
Interest on investments and deposits									20,300	71,743	41,288
Total revenue									5,020,300	71,743	41,288
Expenses:
Compensations and benefits									198,095	420,000	53,084
Other expenses									230,393	186,171	168,150
Total expenses									428,488	606,171	221,234
Income before income taxes									4,591,812	(534,428)	(179,946)
Benefit for income taxes									(157,000)	(207,000)	(82,000)
Income (loss) before equity in undistributed net income of subsidiary									4,748,812	(327,428)	(97,946)
Equity in undistributed net income:
Subsidiary bank									1,011,606	6,056,709	3,858,634
Net Income attributable to Oneida Financial Corp.									$ 5,760,418	$ 5,729,281	$ 3,760,688